Summary of Significant Accounting Policies - Goodwill and Intangible Assets (Details) - USD ($) $ in Thousands	12 Months Ended
	Sep. 30, 2020	Sep. 30, 2019
Goodwill
Goodwill, beginning of period	$ 301,368	$ 301,368
Additions	1,339	0
Goodwill, end of period	302,707	301,368
Core Deposit and Other Intangibles
Intangible assets, beginning of period	7,879	9,918
Additions	1,471	0
Amortization	(2,151)	(2,039)
Intangible assets, end of period	7,199	7,879
Total
Goodwill and intangible assets, beginning of period	309,247	311,286
Additions	2,810	0
Amortization	(2,151)	(2,039)
Goodwill and intangible assets, end of period	$ 309,906	$ 309,247